Risk and sensitivity analysis (Tables)	12 Months Ended
Dec. 31, 2024
Risk and sensitivity analysis
Schedule of sensitivity analysis to foreign exchange risk

	31 Dec 2024 $m		31 Dec 2023 $m
Change in local currency to $exchange rates	Decrease of 5%	Increase of 5%	Decrease of 5%	Increase of 5%
Profit after tax for the year	102	(92)	72	(65)
Shareholders’ equity	624	(565)	595	(538)

Schedule of sensitivity analysis to market risk

Base values	2024 $m	2023 $m
Profit after tax for the year for the Group	2,415	1,712
Group shareholders’ equity as at 31 Dec	17,492	17,823
CSM as at 31 Dec including JVs and associates	21,960	21,012

	31 Dec 2024 $m		31 Dec 2023 $m
Interest rates and consequential effects	Decrease of 0.5%	Increase of 1%	Decrease of 0.5%	Increase of 1%
Increase (decrease) to shareholders’ equity:
Financial assets note	7,690	(13,462)	6,815	(12,004)
Net insurance contract liabilities (including CSM) note	(7,324)	12,474	(7,332)	12,191
Net effect on shareholders' equity	348	(878)	(328)	24
Increase (decrease) to profit after tax:
Net effect on profit after tax	380	(940)	(328)	24
Increase (decrease) to CSM liability:
CSM note	395	(975)	358	(880)

	31 Dec 2024 $m		31 Dec 2023 $m
Equity/property market values	Decrease of 20%	Increase of 10%	Decrease of 20%	Increase of 10%
Increase (decrease) to shareholders’ equity:
Financial assets note	(14,133)	7,075	(13,359)	6,681
Net insurance contract liabilities (including CSM) note	13,132	(6,628)	12,288	(6,254)
Net effect on shareholders' equity	(689)	302	(822)	327
Increase (decrease) to profit after tax:
Net effect on profit after tax	(738)	325	(822)	327
Increase (decrease) to CSM liability:
CSM note	(1,479)	651	(1,392)	618

Schedule of sensitivity analysis to insurance risk

	2024 $m
	Net effect on shareholders’
	equity and profit after tax
	attributable to equity holders		Net effect on CSM
	Gross of	Net of	Gross of	Net of
Sensitivity to insurance risk:	reinsurance	reinsurance	reinsurance	reinsurance
Maintenance expenses – 10% increase	(73)	(72)	(422)	(424)
Lapse rates – 10% increase	(97)	(72)	(1,435)	(1,593)
Mortality and morbidity – 5% increase	(110)	(108)	(689)	(269)

	2023 $m
	Net effect on shareholders’
	equity and profit after tax
	attributable to equity holders		Net effect on CSM
	Gross of	Net of	Gross of	Net of
Sensitivity to insurance risk:	reinsurance	reinsurance	reinsurance	reinsurance
Maintenance expenses – 10% increase	(77)	(71)	(420)	(427)
Lapse rates – 10% increase	(88)	(76)	(1,363)	(1,496)
Mortality and morbidity – 5% increase	(131)	(96)	(638)	(261)